Basis of Preparation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Basis Of Preparation And Significant Accounting Policies [Abstract]
Basis of preparation and significant accounting policies

SECTION 1Basis of preparation and significant accounting policies

1.1	CORPORATE INFORMATION

Orphazyme A/S (the “Company”) is a late-stage biopharmaceutical company harnessing the amplification of Heat Shock Proteins, or HSPs, in order to develop and commercialize novel therapeutics for the treatment of neurodegenerative rare diseases. The Company is headquartered in Copenhagen, Denmark and is publicly traded on Nasdaq Copenhagen.  In September 2020, the Company listed American Depositary Shares (ADSs) on the Nasdaq Global Select Market and raised gross proceeds of DKK 534.5 million, or USD 83.7 million translated at the exchange rate on the date the transaction closed.

In April 2018, a wholly-owned subsidiary, Orphazyme U.S., Inc., was incorporated in Delaware, USA and in March 2020, a wholly-owned subsidiary, Orphazyme Schweiz GmbH, was incorporated in Zug, Switzerland (together with Orphazyme A/S, “Orphazyme” or “the Group”). By establishing local subsidiaries, the Company aims to directly support the U.S. and European markets and establish closer relationships with the medical, patient, and financial communities as Orphazyme expands its development programs and global reach.

These consolidated financial statements were approved and authorized for issuance by the Board of Directors on March 2, 2021.

Information on COVID-19

Our business, operations and clinical studies were, of course, impacted by the effects of COVID-19. Although our clinical studies continued without interruption during 2020, there weredelays and increased total costs  arising from the implications of COVID-19; namely, increased home nursing costs and direct-to-patient shipments of our drug product for both our clinical studies as well as our early access program in the U.S.  However, we have not recognized any write-offs, impairments of assets, or losses due to onerous contracts.

The COVID-19 pandemic is also having an effect on other aspects of our business, including: our third-party manufacturers, and other third parties; albeit with no material effect or impact.  The COVID-19 pandemic may, in the long-term, affect the productivity of our staff; our ability to attract, integrate, manage and retain qualified personnel or key employees; our global supply chains and relationships with vendors and other parties; significant disruption of global financial markets; and reduced ability to secure additional funding. We continuously monitor the COVID-19 pandemic and its potential impact on our business and financials.

1.2	BASIS OF PREPARATION

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). All entities in the Orphazyme Group follow the same Group accounting policies.

The consolidated financial statements have been prepared on a going concern basis and are presented in Danish Kroner, or DKK, which is both the functional and presentation currency of the Company. The functional currency of Orphazyme US, Inc. is the US dollar (USD) and the functional currency of Orphazyme Schweiz GmbH is the Swiss Franc (CHF). Where indicated, amounts are rounded to the nearest thousand.

Materiality

The consolidated financial statements are prepared based on the concept of materiality, which considers both quantitative and qualitative factors. Items that are considered individually significant or are required under the minimum presentation requirements of IFRS are presented separately. If items are individually immaterial, they are aggregated with other items of similar nature in the financial statements or in the notes.

1.3	SIGNIFICANT ACCOUNTING POLICIES

A detailed description of accounting policies and significant accounting estimates and judgements related to specific financial statement line items is presented in each note to the relevant line item. The consolidated financial statements have been prepared on a historical cost basis except for share-based compensation and the embedded derivative in our borrowings, which is measured at fair value.

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the parent company, Orphazyme A/S (the “Parent Company”), Orphazyme US, Inc. and Orphazyme Schweiz GmbH, fully-owned subsidiaries over which the Parent Company has control. A company controls an entity when the company (i) is exposed to, or has rights to, variable returns from its involvement with the entity, (ii) has power over the entity (i.e. existing rights that give it the current ability to direct the activities of the entity), and (iii) has the ability to use its power to affect the returns of the entity. The Parent Company reassesses whether it controls an entity if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of an entity begins when the Parent Company obtains control and ceases when the Parent Company has lost control of the entity. On consolidation, intercompany income and expenses, intercompany receivables, and payables, and unrealized gains and losses on transactions between the consolidated companies are eliminated.

Translation of foreign currencies

Items included in the financial statements of each of the Orphazyme entities are measured using the currency of the primary economic environment in which the entity operates, or functional currency. On initial recognition, transactions denominated in foreign currencies are recorded using the foreign exchange spot rate at the transaction date. For monetary assets and liabilities, differences arising between the foreign exchange spot rates at the transaction date and the date of settlement or period-end exchange rates are recognized in the Statement of Profit or Loss as financial income or financial expenses. On consolidation, the assets and liabilities of Orphazyme US, Inc. and Orphazyme Schweiz GmbH are translated from the subsidiary’s functional currency to DKK at the exchange rate in effect at the balance sheet date and the Statement of Profit or Loss and Other Comprehensive Income is translated from the subsidiary’s functional currency to DKK at the date of the underlying transaction or average exchange rate of the period if there are no significant fluctuations in exchange rate throughout the period. The exchange rate differences arising on translation for consolidation are recognized in other comprehensive income (loss).

Statement of cash flows

The statement of cash flows is presented using the indirect method and shows cash flows resulting from operating activities, investing activities, financing activities, and the Group’s cash at the beginning and end of the year, including any effects of exchange rate changes.

Cash flows used in operating activities converts items in the Statement of Profit or Loss from the accrual basis of accounting to the cash basis of accounting. Non-cash items such as foreign exchange gains and losses, depreciation, amortization, and changes in working capital are reversed from the net loss for the year and actual cash receipts and payments are included.

Cash flows from investing activities shows payments related primarily to the purchase of licenses and property, plant, and equipment.

Cash flows from financing activities shows proceeds from share issuance, borrowings, net of transaction costs, repayment of debt, and lease payments.

Segment information

Although Orphazyme established a US subsidiary in 2018 and a Swiss subsidiary in 2020, the Group is managed and operated as one business unit that is reflected in the internal reporting. No separate lines of business or separate business entities have been identified with respect to any product candidate or geographical market and no segment information is currently disclosed in the Group’s internal reporting. For the years ended December 31, 2020, 2019 and 2018, the Group generated no revenue and all material non-current assets are located in Denmark.

1.4	SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS

The use of reasonable estimates and judgements is an essential part of the preparation of the consolidated financial statements. Given the uncertainties inherent in the Group’s business activities, Management must make certain significant accounting estimates and judgements, which affect the application of accounting policies and therefore the reported amounts of assets, liabilities, expenses, and disclosures in the consolidated financial statements. The significant accounting estimates and judgements identified are those that have a significant risk of resulting in a material adjustment to the consolidated financial statements. Management bases its estimates on historical experience, assumptions, and information currently available and deemed to be reasonable at the time the consolidated financial statements are prepared. However, actual amounts may differ from the estimated amounts as more detailed information becomes available. Estimates and assumptions are reviewed on an ongoing basis and, if necessary, changes are recognized in the period in which the estimate is revised. Management has made significant accounting estimates and judgements in the following areas, which are further presented in each note to the relevant financial statement line items:

•	Estimate of research and development expenses associated with clinical trials (Note 2.2) and related prepayments (Note 3.4) and accruals (Note 3.6)
•	Estimate of inputs and assumptions used in share-based compensation valuation models (Note 2.5)
•	Estimate of the fair value of licenses (Note 3.1)
•	Estimate relating to the incremental borrowing rate to measure lease liabilities (Note 3.2)
•	Judgement and estimate relating to pre-launch drug product inventory (Note 3.5)
•	Judgement regarding the recognition of deferred tax assets related to taxable losses to be carried forward (Note 2.7)
•	Judgement regarding management’s assessment of the company’s ability to continue as a going concern (Note 4.1)

Please refer to the specific referenced notes for further information on the significant accounting estimates and judgements as well as assumptions applied.

1.5	NEW IFRS STANDARDS APPLICABLE TO THE GROUP

The Group applied for the first-time certain standards and amendments which are effective for annual periods beginning on or after January 1, 2020. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Amendments to IFRS 3 Definition of a business

The amendments to IFRS 3 Business Combinations clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that, together, significantly contribute to the ability to create output. Furthermore, it clarifies that a business can exist without including all of the inputs and processes needed to create outputs. These amendments had no impact on the consolidated financial statements of the Group, but may impact future periods should the Group enter into any business combinations.

Amendments to IFRS 7, IFRS 9 and IAS 39 Interest Rate Benchmark Reform

The amendments to IFRS7, IFRS 9 and IAS 39 Financial Instruments: Recognition and Measurement provide a number of reliefs, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainty about the timing and/or amount of benchmark-based cash flows of the hedged item or the hedging instrument. These amendments have no impact on the consolidated financial statements of the Group as it does not have any interest rate hedge relationships.

Amendments to IAS 1 and IAS 8 Definition of Material

The amendments provide a new definition of material that states, “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. These amendments had no impact on the consolidated financial statements of the Group.

Conceptual Framework for Financial Reporting issued on 29 March 2018

The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the IASB in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards. This will affect those entities which developed their accounting policies based on the Conceptual Framework. The revised Conceptual Framework includes some new concepts, updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts. These amendments had no impact on the consolidated financial statements of the Group.

Amendments to IFRS 16 Covid-19 Related Rent Concessions

On May 28, 2020, the IASB issued Covid-19-Related Rent Concessions - amendment to IFRS 16 Leases. The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification. The amendment applies to annual reporting periods beginning on or after 1 June 2020. Earlier application is permitted. As the Company did not receive any COVID-19 related rent concessions, this amendment had no impact on the consolidated financial statements of the Group.

New IFRS Standards not yet effective

The IASB has issued a number of new standards and updated some existing standards, which are effective for accounting periods beginning January 1, 2021 or later.  Therefore, they are not incorporated in these consolidated financial statements.  There are no standards presently known that are not yet effective and that would be expected to have a material impact on our current or future reporting periods.